DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2026
Direct Operating Costs [Abstract]
Schedule of Detailed Information on Operating Costs	The following table lists direct operating costs for the three and six-month periods ended June 30, 2026, and 2025.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Depreciation and amortization	$161	$153	$320	$348
Transportation and distribution	105	62	187	134
Compensation	43	41	88	80
Operations and maintenance	41	35	84	70
Other	18	12	34	26
Total	$368	$303	$713	$658